FUND PORTFOLIO ANALYSIS

             MARKET VALUE CHANGE REPORT BY CATEGORY AS OF 1/31/2004
                               YACKTMAN FUND (THE)
           ALL MONEY VALUES AND PRICES ARE CONVERTED TO BASE CURRENCY

                                                            CURRENT     % of
 QTY OR PRINCIPAL     DESCRIPTION                            VALUE    NET ASSETS


COM. STOCKS DOMESTIC
==================================


      100,000.000     Altria Group, Inc.                   2,183,810.63     1.63
      880,000.000     AmeriCredit Corp.                    2,805,581.40     4.44
      240,000.000     Apogent Technologies, Inc.           4,133,122.80     1.91
       20,000.000     Bandag, Inc., Class A                  474,512.00     0.24
       40,000.000     Blair Corporation                      641,620.88     0.28
       90,000.000     Block H&R, Inc.                      1,461,823.00     1.53
      380,000.000     Bristol-Myers Squibb Co.             8,923,415.00     3.13
      260,000.000     Clorox Co., (The)                    8,553,558.00     3.73
      245,000.000     Coca-Cola Company                   11,059,193.55     3.54
      300,000.000     Electronic Data Systems Corp.        3,875,973.00     2.11
       70,000.000     Fannie Mae                           4,989,797.50     1.58
      130,000.000     First Data Corp.                     2,105,442.00     1.49
      350,000.000     First Health Group Corp.             6,586,087.40     2.04
      100,000.000     Freddie Mac                          5,966,245.80     1.83
      380,000.000     Friedman's, Inc.                     2,444,468.00     0.82
      480,000.000     Interpublic Group of Cos., Inc.      4,534,730.00     2.33
      180,000.000     Interstate Bakeries Corporation      1,783,634.00     0.76
       40,000.000     Johnson & Johnson                    1,973,852.00     0.63
      700,000.000     Kraft Foods, Inc.                   21,236,708.00     6.62
      390,000.000     Lancaster Colony Corp.              10,968,493.27     4.90
    1,750,000.000     Liberty Media Corp.                 13,428,888.46     5.98
       40,000.000     Lubrizol Corp., (The)                1,209,858.08     0.37
       40,000.000     MBIA, Inc.                           1,512,119.50     0.74
       30,000.000     MGIC Investment Corp.                1,110,100.00     0.61
      100,000.000     Microsoft Corp.                      2,503,000.00     0.81
      140,000.000     NICOR, Inc.                          3,349,996.57     1.36
       39,200.000     National Beverage Corp.                588,676.74     0.19
       90,000.000     PepsiCo, Inc.                        3,483,280.00     1.25
      100,000.000     Pfizer, Inc.                         3,021,063.00     1.07
       30,000.000     Russ Berrie & Co., Inc.                608,300.00     0.28
       78,800.000     Saucony, Inc., Class B                 408,930.10     0.46
      130,000.000     Tupperware Corp.                     1,650,629.00     0.67
      150,000.000     U.S. Bancorp                         2,938,784.97     1.24
       40,000.000     Washington Mutual, Inc.              1,341,650.00     0.52

    =============     Total for Category:         =====================   ======
    8,133,000.000     COM. STOCKS DOMESTIC               143,857,344.65    61.11


COM. STOCKS FOREIGN
=====================


      200,000.000     Cadbury Schweppes Spons ADR          4,473,218.71     1.76
      265,000.000     Henkel KGaA Limited Partnership     14,483,436.29     5.98
      660,000.000     Tyco International Ltd.              5,953,383.00     5.18
       65,000.000     Unilever NV NY Shares               3,916,055.00      1.29

    =============     Total for Category:         =====================   ======
    1,190,000.000     COM. STOCKS FOREIGN                 28,826,093.00    14.21


COMMERCIAL PAPER
=====================


   16,000,000.000     AMERICAN EXPRESS CP                 16,000,000.00     4.70
                      0.98%-02/04/2004
   16,000,000.000     Morgan Disc CP                      15,998,693.35     4.69
                      0.98%-02/04/2004
   11,037,000.000     Orange & Rockland Disc Cp           11,036,724.07     3.24
                      0.90%-02/02/2004
   16,000,000.000     PRUDENTIAL FUNDING                  16,000,000.00     4.70
                      0.98%-02/04/2004
   11,037,000.000     UBS FINL DISC CP                    11,036,721.01     3.24
                      0.91%-02/02/2004

   ==============     Total for Category:         =====================   ======
   70,074,000.000     COMMERCIAL PAPER                    70,072,138.43    20.56


CORP. BONDS DOMESTIC
=====================


   16,175,000.000     Fleming Cos. Inc.                    2,816,687.50     0.90
                      9.25%-06/15/2010
   15,575,000.000     Fleming Cos. Inc.                   10,782,053.12     0.87
                      10.125%-04/01/2008

   ==============     Total for Category:         =====================   ======
   31,750,000.000     CORP. BONDS DOMESTIC                13,598,740.62     1.77


DEMAND NOTES
============


      598,704.030     US BANK DN                             598,704.03     0.18

   ==============     Total for Category:         =====================   ======
      598,704.030     DEMAND NOTES                           598,704.03     0.18


REAL ESTATE INV TRST
=====================


      400,000.000     Trizec Properties, Inc.              3,903,177.84     1.87

  ===============     Total for Category:         =====================   ======
      400,000.000     REAL ESTATE INV TRST                 3,903,177.84     1.87

  112,145,704.030      TOTAL Portfolio                   260,856,198.57    99.69
  ===============                                 =====================   ======

                            FUND PORTFOLIO ANALYSIS

             MARKET VALUE CHANGE REPORT BY CATEGORY AS OF 1/31/2004
                           YACKTMAN FOCUSED FUND (THE)
           ALL MONEY VALUES AND PRICES ARE CONVERTED TO BASE CURRENCY

                                                            CURRENT     % of
 QTY OR PRINCIPAL     DESCRIPTION                            VALUE    NET ASSETS


COM. STOCKS DOMESTIC
=================================


       40,000.000     Altria Group, Inc.                   1,586,981.54     1.69
      390,000.000     AmeriCredit Corp.                    1,153,310.33     5.10
      110,000.000     Apogent Technologies, Inc.           2,113,430.51     2.27
       35,000.000     Block H&R, Inc.                      1,113,223.90     1.54
      140,000.000     Bristol-Myers Squibb Co.             3,371,258.00     2.99
      100,000.000     Clorox Co., (The)                    4,141,334.40     3.72
      130,000.000     Coca-Cola Company                    6,039,856.00     4.87
      110,000.000     Electronic Data Systems Corp.        1,508,538.00     2.01
      150,000.000     First Health Group Corp.             3,004,792.00     2.26
       85,000.000     Freddie Mac                          4,982,819.00     4.04
      230,000.000     Friedman's, Inc.                     1,558,797.00     1.28
      193,100.000     Interpublic Group of Cos., Inc.      2,189,075.47     2.43
      110,000.000     Interstate Bakeries Corporation      1,124,138.00     1.21
      300,000.000     Kraft Foods, Inc.                    9,431,414.20     7.35
      120,000.000     Lancaster Colony Corp.               4,382,219.94     3.91
      670,000.000     Liberty Media Corp.                  5,977,374.78     5.94
       20,000.000     MBIA, Inc.                             747,512.00     0.96
       15,000.000     MGIC Investment Corp.                  606,288.00     0.79
       35,000.000     Saucony, Inc., Class B                 159,800.00     0.53

   ==============     Total for Category:         =====================   ======
    2,983,100.000     COM. STOCKS DOMESTIC                55,192,163.07    54.90


COM. STOCKS FOREIGN
=======================


       85,000.000     Henkel KGaA Limited Partnership      4,688,457.50     4.97
      320,000.000     Tyco International Ltd.              4,139,214.00     6.51
       40,000.000     Unilever NV NY Shares                2,415,582.50     2.05

   ==============     Total for Category:         =====================   ======
      445,000.000     COM. STOCKS FOREIGN                 11,243,254.00    13.54


CONV. PREFERRED
=======================


            0.004     Franklin Covey                               0.37     0.00

   ==============     Total for Category:         =====================   ======
            0.004     CONV. PREFERRED                              0.37     0.00


COMMERCIAL PAPER
=======================


    6,000,000.000     AMERICAN EXPRESS CP                  6,000,000.00    4.57
                      0.98%-02/04/2004
    5,399,000.000     GALAXY FUNDING, INC.                 5,399,000.00    4.11
                      0.90%-02/02/2004
    6,000,000.000     Morgan Disc CP                       5,999,509.99    4.57
                      0.98%-02/04/2004
    6,000,000.000     Motiva Disc CP                       5,999,509.99    4.57
                      0.98%-02/04/2004
    6,000,000.000     PRUDENTIAL FUNDING                   6,000,000.00    4.57
                      0.98%-02/04/2004
    5,399,000.000     UBS FINL DISC CP                     5,398,863.52    4.11
                      0.91%-02/02/2004

   ==============     Total for Category:         =====================   ======
   34,798,000.000     COMMERCIAL PAPER                    34,796,883.50    26.48


CORP. BONDS DOMESTIC
=======================

   11,000,000.000     Fleming Cos. Inc.                    4,560,906.26     1.59
                      10.125%-04/01/2008

   ==============     Total for Category:         =====================   ======
   11,000,000.000     CORP. BONDS DOMESTIC                 4,560,906.26     1.59


DEMAND NOTES
============


    1,636,205.100     US BANK DN                           1,636,205.10    1.25

   ==============     Total for Category:         =====================   ======
    1,636,205.100     DEMAND NOTES                         1,636,205.10    1.25


PUT OPTION
============


          250.000     Omnicom Group                        1,003,500.00     0.36
                      Jan 05 100 PUT

   ==============     Total for Category:         =====================   ======
          250.000     PUT OPTION                           1,003,500.00     0.36


REAL ESTATE INV TRST
=======================


      150,000.000     Trizec Properties, Inc.              1,673,022.50     1.81

   ==============     Total for Category:         =====================   ======
      150,000.000     REAL ESTATE INV TRST                 1,673,022.50
                                                                            1.81
   51,012,555.104     TOTAL Portfolio                    110,105,934.80    99.93
   ==============                                 =====================   ======